Statements of Financial Position (February 2017 Unaudited) $ in Thousands, $ in Thousands	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 CAD ($)	Feb. 28, 2017 CAD ($)
Current assets:
Cash and cash equivalents	$ 8,223	$ 9,772	$ 10,573
Receivables	759	206	166
Other Assets	104
Prepaid expenses	406	303	270
Total current assets	9,492	10,281	11,009
Marketable securities	26
Other Asset	555
Equipment	2,821	2,787	2,776
Intangible assets	10,065	12,388	12,582
Total assets	22,959	25,456	26,367
Current liabilities
Trade and other payables	6,697	2,138	2,405
Total current liabilities	6,697	2,138	2,405
Derivative warrant liabilities	6,426	209	187
Unsecured convertible debentures	1,612	1,406	1,389
Total liabilities	14,735	3,753	3,981
Equity:
Share capital	73,338	66,576	66,576
Other equity	309	309	309
Contributed surplus	6,956	5,693	5,607
Deficit	(72,379)	(50,875)	(50,106)
Total equity	8,224	21,703	22,386
Commitments and contingencies
Total liabilities and equity	$ 22,959	$ 25,456	$ 26,367